Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Neil Blumenthal(1) ($)	Compensation Actually Paid to Neil Blumenthal(1)(2)(3) ($)	Summary Compensation Table Total for Dave Gilboa(1) ($)	Compensation Actually Paid to Dave Gilboa(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEO(1) ($)	Average Compensation Actually Paid to Non-PEO NEO(1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based On(4):		Net Income (in $000s)	Adjusted EBITDA(5) (in $000s)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2025	9,000,180	(5,732,871)	8,997,680	(5,735,371)	2,587,324	(2,219,394)	40	107	1,641	95,211
2024	1,476,151	22,425,766	1,476,151	22,425,766	3,226,915	4,660,157	44	94	(20,390)	73,111
2023	907,144	2,895,154	907,144	2,895,154	2,787,275	2,652,151	26	96	(63,197)	52,352
2022	699,700	(98,065,752)	699,700	(98,065,752)	597,200	(8,681,556)	25	84	(110,393)	27,202
2021	103,599,384	136,895,038	103,599,384	136,919,117	5,885,098	18,392,384	85	111	(144,271)	24,861

(1)
Messrs. Blumenthal and Gilboa were our Co-PEOs for each of the years presented. Mr. Miller was our only non-PEO NEO for each of the years presented. Mr. Miller resigned from his employment with the Company, effective October 1, 2025.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid for 2025 reflects the exclusions and inclusions of certain amounts for the Co-PEOs and the Non-PEO NEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Name	Value of Equity Awards Disclosed in the Summary Compensation Table ($)	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)(a)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)(a)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)(a)(b)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)(a)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)(a)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total— Equity Award Adjustments ($)
Neil Blumenthal	(8,408,680)	4,787,056	(12,155,718)	1,352,158	(307,867)	—	—	(14,733,051)
Dave Gilboa	(8,408,680)	4,787,056	(12,155,718)	1,352,158	(307,867)	—	—	(14,733,051)
Steve Miller	(2,182,624)	—	—	747,790	2,723	(3,374,608)	—	(4,806,718)

(a)
Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Messrs. Blumenthal’s and Gilboa’s PSUs, using a Monte-Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price, the probable outcome as of the grant date, and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 7 to our consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, and prior fiscal years.

(b)
Includes the grant of fully vested RSUs to each NEO in March 2025 under our 2024 Annual Bonus Program.

(4)
The Peer Group TSR set forth in this table utilizes S&P Apparel, Accessories & Luxury Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting September 29, 2021, the date of the Company’s direct listing, through the end of the listed year in each of the Company and in the S&P Apparel, Accessories & Luxury Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our Co-PEOs and Non-PEO NEO in 2025. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is defined in Appendix A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Messrs. Blumenthal and Gilboa were our Co-PEOs for each of the years presented. Mr. Miller was our only non-PEO NEO for each of the years presented. Mr. Miller resigned from his employment with the Company, effective October 1, 2025.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes S&P Apparel, Accessories & Luxury Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting September 29, 2021, the date of the Company’s direct listing, through the end of the listed year in each of the Company and in the S&P Apparel, Accessories & Luxury Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid for 2025 reflects the exclusions and inclusions of certain amounts for the Co-PEOs and the Non-PEO NEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.
Name	Value of Equity Awards Disclosed in the Summary Compensation Table ($)	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)(a)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)(a)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)(a)(b)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)(a)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)(a)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total— Equity Award Adjustments ($)
Neil Blumenthal	(8,408,680)	4,787,056	(12,155,718)	1,352,158	(307,867)	—	—	(14,733,051)
Dave Gilboa	(8,408,680)	4,787,056	(12,155,718)	1,352,158	(307,867)	—	—	(14,733,051)
Steve Miller	(2,182,624)	—	—	747,790	2,723	(3,374,608)	—	(4,806,718)
(a)
Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Messrs. Blumenthal’s and Gilboa’s PSUs, using a Monte-Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price, the probable outcome as of the grant date, and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 7 to our consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, and prior fiscal years.
(b)
Includes the grant of fully vested RSUs to each NEO in March 2025 under our 2024 Annual Bonus Program.

Non-PEO NEO Average Total Compensation Amount	$ 2,587,324	$ 3,226,915	$ 2,787,275	$ 597,200	$ 5,885,098
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,219,394)	4,660,157	2,652,151	(8,681,556)	18,392,384
Adjustment to Non-PEO NEO Compensation Footnote	3)
Compensation Actually Paid for 2025 reflects the exclusions and inclusions of certain amounts for the Co-PEOs and the Non-PEO NEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.
Name	Value of Equity Awards Disclosed in the Summary Compensation Table ($)	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)(a)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)(a)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)(a)(b)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)(a)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)(a)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total— Equity Award Adjustments ($)
Neil Blumenthal	(8,408,680)	4,787,056	(12,155,718)	1,352,158	(307,867)	—	—	(14,733,051)
Dave Gilboa	(8,408,680)	4,787,056	(12,155,718)	1,352,158	(307,867)	—	—	(14,733,051)
Steve Miller	(2,182,624)	—	—	747,790	2,723	(3,374,608)	—	(4,806,718)
(a)
Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Messrs. Blumenthal’s and Gilboa’s PSUs, using a Monte-Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price, the probable outcome as of the grant date, and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 7 to our consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, and prior fiscal years.
(b)
Includes the grant of fully vested RSUs to each NEO in March 2025 under our 2024 Annual Bonus Program.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our Co-PEOs and other NEO for 2025 to Company performance. The measures in this table are not ranked.
Adjusted EBITDA Net Revenue Stock Price

Total Shareholder Return Amount	$ 40	44	26	25	85
Peer Group Total Shareholder Return Amount	107	94	96	84	111
Net Income (Loss)	$ 1,641,000	$ (20,390,000)	$ (63,197,000)	$ (110,393,000)	$ (144,271,000)
Company Selected Measure Amount	95,211,000	73,111,000	52,352,000	27,202,000	24,861,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our Co-PEOs and Non-PEO NEO in 2025. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is defined in Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
Blumenthal [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,000,180	$ 1,476,151	$ 907,144	$ 699,700	$ 103,599,384
PEO Actually Paid Compensation Amount	$ (5,732,871)	22,425,766	2,895,154	(98,065,752)	136,895,038
PEO Name	Blumenthal
Gilboa [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,997,680	1,476,151	907,144	699,700	103,599,384
PEO Actually Paid Compensation Amount	$ (5,735,371)	$ 22,425,766	$ 2,895,154	$ (98,065,752)	$ 136,919,117
PEO Name	Gilboa
PEO | Blumenthal [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,733,051)
PEO | Blumenthal [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,408,680)
PEO | Blumenthal [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,787,056
PEO | Blumenthal [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,155,718)
PEO | Blumenthal [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,352,158
PEO | Blumenthal [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(307,867)
PEO | Blumenthal [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Blumenthal [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Gilboa [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,733,051)
PEO | Gilboa [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,408,680)
PEO | Gilboa [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,787,056
PEO | Gilboa [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,155,718)
PEO | Gilboa [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,352,158
PEO | Gilboa [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(307,867)
PEO | Gilboa [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Gilboa [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,806,718)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,182,624)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	747,790
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,723
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,374,608)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount